COLUMBIA FUNDS SERIES TRUST I
                      Registration Nos. 2-99356; 811-04367
                           CERTIFICATE PURSUANT TO
                           17 C.F.R. 230.497(j)


            The undersigned hereby certifies on behalf of Columbia Funds
Series Trust I (the "Trust") that the forms of prospectuses for Columbia Asset Allocation Fund, Columbia Liberty Fund, Columbia Common Stock Fund, Columbia Dividend Income Fund, Columbia Disciplined Value Fund, Columbia Large Cap Growth Fund and Columbia Small Cap Core Fund that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses for the aforementioned funds, as were contained in Post-Effective Amendment No. 69 under the 1933 Act and Amendment No. 70 under the 1940 Act, the text of which was filed electronically on January 31, 2008.

           IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 5th day of February, 2008.


                                COLUMBIA FUNDS SERIES TRUST I


                                /s/ PETER T. FARIEL
                                    Peter T. Fariel
                                    Assistant Secretary